Common Stock - Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted Average Number Of Shares Outstanding [Line Items]
Basic weighted average number of shares	55,360,004	55,336,402	46,031,386
Effect of dilutive potential share options:	346,100	147,076
Diluted weighted average number of shares	55,706,104	55,483,478	46,031,386